Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Allowance for credit loss		$ 10,931
Depreciation of property and equipment		1,678	1,949
Write-downs of inventories		157,186	152,352
Net operating losses carry forwards	[1]	117,213	5,403
Total deferred tax assets		287,008	159,704
Less: deferred tax assets valuation allowance		(287,008)
Total deferred tax assets, net			159,704	$ 150,215
Beginning balance		159,704	150,215
Deferred income tax benefit recognized during the year		127,423	8,615
Deferred tax assets valuation allowance		(286,555)
Exchange rate differences		(572)	874
Ending balance			$ 159,704	$ 150,215

[1]	The net operating losses carry forwards of the entity in Hong Kong are $710,383 and $32,597 as of December 31, 2025 and 2024, respectively, which can be carried forward without an expiration date. As of December 31, 2025, the deferred tax assets were fully impaired, as the Group expects that it will not generate sufficient taxable profits in the future to utilize these net operating losses.